Business Combinations - Schedule of changes in the Group's goodwill by segment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, Goodwill	¥ 6,938	¥ 0
Acquisition	103,006	6,938
Ending balance, Goodwill	¥ 109,944	¥ 6,938